ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND NATURE OF OPERATIONS
Schedule of Subsidiaries

The following table sets forth information concerning the Company’s major subsidiaries as of December 31, 2025:

	Date of
	Incorporation	Place of	Percentage
Subsidiaries	/Acquisition	Incorporation	of ownership

JinkoSolar Investment Limited. (“JinkoSolar Investment”)	November 10, 2006	Hong Kong	100%

Jinko Solar Co., Ltd. (“Jiangxi Jinko”) (Note 25)	December 13, 2006	PRC	55.8%

Zhejiang Jinko Solar Co., Ltd. (“Zhejiang Jinko”)*	June 30, 2009	PRC	42.2%

Jinko Solar Import and Export Co., Ltd. (“Jinko Import and Export”)	December 24, 2009	PRC	55.8%

JinkoSolar GmbH (“Jinko GmbH”)	April 1, 2010	Germany	55.8%

Zhejiang Jinko Trading Co., Ltd. (“Zhejiang Trading”)*	June 13, 2010	PRC	42.2%

Yuhuan Jinko Solar Co., Ltd. (“Yuhuan Jinko”)	July 29, 2016	PRC	55.8%

JinkoSolar (U.S.) Inc. (“Jinko US”)	August 19, 2010	USA	55.8%

Jiangxi Photovoltaic Materials Co., Ltd. (“Jiangxi Materials”)	December 1, 2010	PRC	55.8%

JinkoSolar (Switzerland) AG (“Jinko Switzerland”)	May 3, 2011	Switzerland	55.8%

JinkoSolar (US) Holding Inc. (“Jinko US Holding”)	June 7, 2011	USA	55.8%

JinkoSolar Italy S.R.L. (“Jinko Italy”)	July 8, 2011	Italy	55.8%

Jinko Solar Canada Co., Ltd. (“Jinko Canada”)	November 18, 2011	Canada	55.8%

Jinko Solar Australia Holdings Co. Pty Ltd. (“Jinko Australia”)	December 7, 2011	Australia	55.8%

Jinko Solar Japan K.K. (“JinkoSolar Japan”)	May 21, 2012	Japan	55.8%

Jinko Solar (Shanghai) Management Co., Ltd. (“Shanghai Management”)	July 25, 2012	PRC	55.8%

Jinko Solar Technology Sdn.Bhd. (“JinkoSolar Technology Malaysia”)	January 21, 2015	Malaysia	55.8%

JinkoSolar International Development Limited.	August 28, 2015	Hong Kong	100%

JinkoSolar Middle East DMCC (“DMCC”)	November 6, 2016	Emirates	55.8%

JinkoSolar Trading Private Limited.	February 6, 2017	India	55.8%

JinkoSolar LATAM Holding Limited.	August 22, 2017	Hong Kong	100%

JinkoSolar (U.S.) Industries Inc.	November 16, 2017	USA	55.8%

JinkoSolar (Haining) Co., Ltd. (“Haining Jinko”)*	December 15, 2017	PRC	51.0%

Jinko Solar Korea Co., Ltd. (“Jinko Korea”)	December 3, 2018	Korea	55.8%

	Date of
	Incorporation	Place of	Percentage
Subsidiaries	/Acquisition	Incorporation	of ownership

JinkoSolar (Sichuan) Co., Ltd. (“Jinko Sichuan”) *	February 18, 2019	PRC	55.8%

JinkoSolar (Qinghai) Co., Ltd. (“Jinko Qinghai”)	April 3, 2019	PRC	55.8%

Rui Xu Co., Ltd. (“Rui Xu”)	July 24, 2019	PRC	55.8%

JinkoSolar (Yiwu) Co., Ltd. (“Jinko Yiwu”)	September 19, 2019	PRC	55.8%

Omega Solar Sdn. Bhd (Formerly named as “Jinko PV Material Supply SDN. BHD”)	September 23, 2019	Malaysia	55.8%

JinkoSolar (Vietnam) Co., Ltd.	September 26, 2019	Vietnam	55.8%

JinkoSolar (Chuzhou) Co., Ltd. (“Jinko Chuzhou”)	December 26, 2019	PRC	55.8%

JinkoSolar (Shangrao) Co., Ltd. (“Jinko Shangrao”)*	April 17, 2020	PRC	49.3%

Jinko Solar Denmark ApS	May 28, 2020	Denmark	55.8%

JinkoSolar Hong Kong Limited	August 17, 2020	Hong Kong	55.8%

Jinko Solar (Malaysia) SDN BHD (“JinkoSolar Malaysia”)	August 28, 2020	Malaysia	55.8%

JinkoSolar (Chuxiong) Co., Ltd. (“Jinko Chuxiong”)	September 25, 2020	PRC	55.8%

Shanghai Jinko Green Energy Enterprise Management Co., Ltd. (“Shanghai Green Energy Management”)	December 07, 2020	PRC	55.8%

Jinko Solar (Vietnam) Industries Company Limited.	March 29, 2021	Vietnam	55.8%

JinkoSolar (Leshan) Co., Ltd. (“Jinko Leshan”)	April 25, 2021	PRC	55.8%

JinkoSolar (Anhui) Co., Ltd. (“Jinko Anhui”)	September 3, 2021	PRC	55.8%

JinkoSolar (Yushan) Co., Ltd. (“Jinko Yushan”) *	September 26, 2021	PRC	44.6%

Fengcheng Jinko PV Materials Co., Ltd	August 11, 2021	PRC	55.8%

JinkoSolar (Feidong) Co., Ltd. (“Jinko Feidong”) *	September 23, 2021	PRC	30.7%

JinkoSolar (Jinchang) Co., Ltd. (“Jinko Jinchang”)	September 24, 2021	PRC	55.8%

JinkoSolar (Poyang) Co., Ltd. (“Jinko Poyang”)	December 1, 2021	PRC	55.8%

Shangrao Changxin Enterprise Management Center LP.	December 16, 2021	PRC	100%

Jiaxing Jinyue Phase I Venture Capital Partnership	April 26, 2022	PRC	78.2%

Shangrao Jinko PV Manufacturing Co., Ltd.	March 28, 2022	PRC	55.8%

Shangrao Guangxin Jinko PV Manufacturing Co., Ltd	March 23, 2022	PRC	55.8%

Jinko Energy Storage Technology Co., Ltd. (“Jinko Energy”)	December 6, 2022	PRC	55.8%

Jiangxi Jinko Energy Storage Co., Ltd	May 26, 2022	PRC	55.8%

Mytikas Investment Limited	June 1, 2023	Hong Kong	100.0%

Shangrao Xinyuan YueDong Technology Development Co., Ltd(Formerly named as “Shangrao Jinko Green Energy Technology Development Co., Ltd”) (“Shangrao Xinyuan”)	December 1, 2023	PRC	55.8%

Jiaxing Jinzhen Venture Capital Partnership LP	October 23, 2023	PRC	100.0%

Haining JinkoSolar Smart Manufacturing Co., Ltd	August 10, 2023	PRC	55.8%

Zhejiang Jinko Energy Storage Co., Ltd (“ZJES”) *	April 23, 2023	PRC	28.4%

Shangrao Carbon and Industrial Equity Investment Fund Center LP.** (“Shangrao CEIF”)	November 15, 2023	PRC	25.2%

Yantai Jinyi Investment Management Partnership LP.** (“Yantai Jinyi”)	July 31, 2023	PRC	21.6%

Shanxi JinkoSolar II Smart Manufacturing Co., Ltd (“Shanxi Jinko”)	June 8, 2023	PRC	55.8%

Zhejiang Jinko Battery Cell Co., Ltd.*	August 5, 2025	PRC	28.4%

*These entities are subsidiaries of Jiangxi Jinko with non-controlling interest. The percentage of ownership is the economic interest calculated as the multiple of the Company’s ownership in Jiangxi Jinko and Jiangxi Jinko’s ownership in such subsidiary.

**These entities are limited partnerships consolidated by the Group as the general partner, being established in 2023 by the Group and a group of external limited partners for investments in private companies in solar industry. As of December 31, 2024, these limited partnerships had cash and cash equivalents amounted to RMB349 million, short-term investments amounted to RMB251 million, available-for-sale securities amounted to RMB57 million, other payables and long-term payables of investments from limited partners amounted to RMB40 million and RMB446 million, respectively. As of December 31, 2025, these limited partnerships had cash and cash equivalents amounted to RMB439 million, short-term investments amounted to RMB122 million, available-for-sale securities amounted to RMB70 million, equity securities without readily determinable fair values amounted to RMB 37 million, other payables and long term payables of investments from limited partners amounted to RMB40 million and RMB456 million, respectively.